Drilling rigs	12 Months Ended
Dec. 31, 2017
Drilling Rigs [Abstract]
Drilling rigs
Drilling rigs

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Cost	4,139.8	4,128.2
Accumulated depreciation	(1,814.3)	(1,599.4)
Net book value	2,325.5	2,528.8

Depreciation and amortization expense was $215.7 million, $221.3 million and $221.9 million for the years ended December 31, 2017, 2016 and 2015 respectively.